Consolidated Statements of Cash Flows (USD $)	12 Months Ended		51 Months Ended
	Dec. 28, 2013	Dec. 31, 2012	Dec. 28, 2013
Cash flows used in operating activities
Net loss	$ (15,169,933)	$ (9,315,360)	$ (35,937,596)
Adjustments to reconcile net loss to net cash from operating activities
Accretion expense	127,525	0	127,525
Amortization and depreciation	855,394	278,805	1,241,257
Amortization of deferred debt issuance costs	346,789	90,220	437,009
Fair value adjustment of derivative liability	(452,845)	98,285	113,011
Gain on disposal of assets	(790)	0	(790)
Rent	151,539	119,836	271,375
Stock-based compensation	2,004,647	2,397,819	8,142,956
Write off of equipment	13,368	593,894	704,516
Impairment of inventory	4,642,262	303,663	4,945,925
Bargain purchase	425,909	0	425,909
Gain on foreign exchange	0	0	(71,990)
Changes in working capital assets and liabilities
Decrease (increase) in accounts receivable	(86,763)	78,622	(82,108)
Increase in inventory	(2,682,650)	(2,172,349)	(5,890,965)
Increase in prepaid expenses	(184,087)	(59,538)	(220,747)
Increase in accounts payable	971,483	1,170,703	2,108,705
Increase in unearned revenue	247,655	0	247,655
Increase in accrued liabilities	709,990	521,769	1,454,498
Increase in loans payable	0	0	56,945
Net cash used in operating activities	(8,080,507)	(5,893,631)	(21,926,910)
Cash flows used in investing activities
Sale of equipment	35,790	0	35,790
Acquisition of property and equipment	(3,907,808)	(10,419,945)	(17,547,230)
Acquisition of intangible assets	(89,306)	(30,268)	(194,175)
Net cash flows used in investing activities	(3,961,324)	(10,450,213)	(17,705,615)
Cash flows from financing activities
Issuance of capital stock and warrants	239,746	3,948,908	22,203,727
Net proceeds from promissory notes	621,009	0	421,009
Proceeds from private placement	1,879,400	0	1,879,400
Proceeds from convertible debenture	8,307,249	10,051,262	18,358,511
Deferred issuance costs	(886,733)	(1,083,936)	(1,970,669)
Related parties payments	0	0	(1,025,960)
Net cash flows from financing activities	10,160,671	12,916,234	39,866,018
Effect of exchange rate changes on cash and cash equivalents	197,315	(35,685)	(93,575)
Increase (decrease) in cash and cash equivalents	(1,683,845)	(3,463,295)	139,918
Cash and cash equivalents, beginning	2,877,210	6,340,505	1,053,447
Cash and cash equivalents, ending	1,193,365	2,877,210	1,193,365
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH FINANCING AND INVESTING ACTIVITIES:
Cash paid for interest	1,347,905	9,435	0
Cash paid for income taxes	$ 0	$ 0	$ 0